Other operating expenses - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expense	€ 1,415	€ 1,207	€ 548
Other operating expense, share of profits due to alliance partners other than BMS	16	28	50
Acquisition-related costs	29		56
Regeneron Pharmaceuticals, INC
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expense	€ 1,090	€ 715	€ 225